Mainland China Contribution Plan And Statutory Reserves	12 Months Ended
Dec. 31, 2011
Mainland China Contribution Plan And Statutory Reserves [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN AND STATUTORY RESERVES

19. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Company in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company to accrue for these benefits based on certain percentages of the employees’ salaries. The total amounts charged to the statements of operations and comprehensive loss for such employee benefits were $2,692,679, $3,660,438 and $2,554,561 for the years ended December 31, 2009, 2010 and 2011, respectively.